Non-current and Current Financial Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current
Deposits		$ 472	$ 480
Current
Deposits		629	1,177
Others		10	36
Total current financial assets	$ 5,493	$ 629	$ 1,213